Accrued Expenses	6 Months Ended
Jun. 30, 2016
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 9: ACCRUED EXPENSES
Accrued expenses as of June 30, 2016 and December 31, 2015 consisted of the following:

	June 30, 2016	December 31, 2015
Accrued voyage expenses	$595	$485
Accrued loan interest	9,013	9,026
Accrued legal and professional fees	3,603	291
Total accrued expenses	$13,211	$9,802

Included in accrued legal and professional fees is the amount of $2,750, that was authorized and approved by the Compensation committee of Navios Acquisition in December 2015 subject to fulfillment of certain service conditions that were provided and completed during the second quarter of 2016. The amount is recorded in general and administrative expenses on the statements of income for the three and the six month periods ended June 30, 2016.